Property and equipment	12 Months Ended
Dec. 31, 2022
Disclosure of detailed information about property, plant and equipment [abstract]
Property and equipment	Property and equipment
Accounting policies
Property and equipment include leasehold improvements, computer hardware, machinery and furniture and fixtures.
Property and equipment are shown on the balance sheet at their historical cost. The cost of an asset, less any residual value, is depreciated using the straight-line method over the useful life of the asset. For this purpose, assets with similar useful lives have been grouped as follows:
•Leasehold improvements—Shorter of the useful life of the asset or the remaining term of the lease
•Computer hardware—Three to five years
•Machinery and equipment—Five years
•Furniture and fixtures—Five years
Useful lives, components, and residual amounts are reviewed annually. Such a review takes into consideration the nature of the assets, their intended use, including but not limited to the closure of facilities, and the evolution of the technology and competitive pressures that may lead to technical obsolescence. Depreciation of property and equipment is allocated to the appropriate headings of expenses by function in the statement of loss.
Reviews of the carrying amount of the Company’s property and equipment are performed when there is an indication of impairment. If any such indication exists, then the asset’s recoverable amount is estimated. The recoverable amount of an asset is the greater of its value in use and its fair value less costs of disposal. In assessing the value in use, the estimated future cash flows are discounted to their present value, based on the time value of money and the risks specific to the country where the assets are located.
For the year ended December 31, 2022 and 2021, the Company recorded $0.1 million and $0.5 million in accrued expense related to amounts to be paid within the next 12 months, respectively.
Property and equipment, net movement for the years ended December 31, 2022 and 2021, respectively are as follows (in USD thousands):

	Leasehold improvements	Machinery and equipment	Computer hardware	Furniture and fixtures	Total
January 1, 2022	$3,260	$1,116	$1,855	$1,007	$7,238
Additions	2,895	480	147	222	3,744
Disposals	—	—	(319)	(113)	(432)
Currency Translation Adjustment	27	30	(50)	(8)	(1)
December 31, 2022	$6,182	$1,626	$1,633	$1,108	$10,549

Accumulated depreciation
January 1, 2022	$(570)	$(418)	$(1,228)	$(359)	$(2,575)
Additions	(588)	(224)	(273)	(206)	(1,291)
Disposals	—	—	319	113	432
Currency Translation Adjustment	(7)	(23)	39	5	14
December 31, 2022	$(1,165)	$(665)	$(1,143)	$(447)	$(3,420)
Net book value at December 31, 2022	$5,017	$961	$490	$661	$7,129

	Leasehold improvements	Machinery and equipment	Computer hardware	Furniture and fixtures	Total
January 1, 2021	$890	$615	$1,799	$623	$3,927
Additions	2,447	608	421	420	3,896
Disposals	(49)	(85)	(294)	(31)	(459)
Currency Translation Adjustment	(28)	(22)	(71)	(5)	(126)
December 31, 2021	$3,260	$1,116	$1,855	$1,007	$7,238

Accumulated depreciation
January 1, 2021	$(258)	$(398)	$(1,230)	$(269)	$(2,155)
Additions	(352)	(119)	(341)	(130)	(942)
Disposals	29	85	292	31	437
Currency Translation Adjustment	11	14	51	9	85
December 31, 2021	$(570)	$(418)	$(1,228)	$(359)	$(2,575)
Net book value at December 31, 2021	$2,690	$698	$627	$648	$4,663